Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	32.22
Maximum Aggregate Offering Price	$ 241,650,000.00
Amount of Registration Fee	$ 33,371.86
Offering Note	1a. The shares of common stock of Cadre Holdings, Inc. (the "Registrant"), par value $0.0001 per share, which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of shares of the Registrant's common stock that may be offered, issued or become issuable as a result of any stock split, stock dividend or similar transaction. 1b. Estimated solely for the purpose of calculating the registration fee pursuant to 457(c) under the Securities Act, based on the average of the high and low prices for the Registrant's common stock as reported on the New York Stock Exchange on March 25, 2026. The registration fee was previously paid in connection with the initial filing of this Registration Statement on March 30, 2026.